Putnam Mortgage Securities Fund
The fund's portfolio
12/31/20 (Unaudited)

MORTGAGE-BACKED SECURITIES (78.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (38.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$243,014	$449,576
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.838%, 5/15/35	890,486	1,469,303
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.215%, 11/15/35	483,847	861,247
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.752%, 12/15/36	165,704	270,098
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.384%, 3/15/35	2,038,279	2,853,591
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.54%, 6/15/34	593,611	724,206
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.091%, 11/15/42	2,755,426	351,606
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.991%, 2/15/45	6,409,957	1,259,787
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 8/25/50	13,561,921	2,354,517
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 2/25/50	8,825,730	1,582,842
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	3,178,274	395,797
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,583,756	146,984
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,864,224	151,251
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	9,579,597	1,177,428
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	8,993,255	827,532
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	5,425,281	599,928
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	3,564,884	317,899
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	3,404,302	411,172
REMICs Ser. 4425, IO, 4.00%, 1/15/45	4,420,397	495,924
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	5,619,047	595,057
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,896,017	784,592
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	7,326,153	436,257
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	4,350,360	293,997
REMICs Ser. 3996, Class IK, IO, 4.00%, 3/15/39	614,883	561
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	2,000,535	150,930
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.805%, 7/25/43(WAC)	13,624	14,522
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.665%, 10/25/43(WAC)	8,085	9,821
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	13,328,973	1,113,636
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,924,890	333,941
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	5,650,961	680,125
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	877,527	5,882
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,018,931	64,215
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	5,433,185	488,987
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,000,418	514,374
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	7,907,897	620,295
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	9,292,482	804,441
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	6,294,083	485,725
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,628,451	227,141
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	4,215,937	188,718
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.436%, 11/15/28(WAC)	649,765	8,967
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.286%, 10/25/43(WAC)	2,669,819	26,698
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	4,237,354	31,780
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	1,913,890	1,815,210
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,451	3,140
REMICs Ser. 3391, PO, zero %, 4/15/37	42,193	39,451
REMICs Ser. 3300, PO, zero %, 2/15/37	40,848	38,193
REMICs Ser. 3314, PO, zero %, 11/15/36	245	245
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	1,890	1,796
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	22,753	21,388
REMICs Ser. 3210, PO, zero %, 5/15/36	5,200	5,044
REMICs Ser. 3326, Class WF, zero %, 10/15/35	30,876	28,018
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	19,815	17,833
Strips Ser. 315, PO, zero %, 9/15/43	12,103,425	11,189,332
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.012%, 7/25/36	269,383	517,215
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 26.76%, 5/25/35	627,081	954,854
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.024%, 3/25/36	350,528	620,010
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	407,176	716,629
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.741%, 2/25/38	1,478,209	2,040,495
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.582%, 11/25/35	253,825	370,584
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	193,382	269,687
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.665%, 12/25/35	578,788	839,243
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	99,452	119,343
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.604%, 5/25/40	864,004	1,054,085
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.452%, 10/25/41	729,303	91,476
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 7/25/48	7,055,184	1,523,073
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 6/25/48	21,297,906	4,455,036
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.102%, 3/25/48	9,400,011	1,675,082
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 1/25/48	13,860,705	2,446,593
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.002%, 11/25/46	20,593,860	4,406,095
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	8,139,929	1,648,230
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 11/25/46	23,388,355	5,241,691
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 11/25/46	33,763,377	6,668,267
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.952%, 8/25/46	15,604,816	3,185,008
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 9/25/49	20,919,700	3,069,272
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 8/25/49	14,469,254	2,432,833
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.902%, 3/25/46	17,034,952	2,933,451
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.852%, 11/25/49	3,656,053	974,338
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	5,890,505	1,093,867
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	7,178,022	1,364,399
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	14,660,880	2,471,472
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	9,822,940	1,353,264
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	8,396,971	1,464,516
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	6,645,211	885,917
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	21,285,504	2,976,288
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	7,772,411	1,222,878
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	9,851,770	1,661,859
REMICs FRB Ser. 03-W14, Class 2A, 4.073%, 1/25/43(WAC)	10,928	11,482
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	3,116,631	302,859
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	3,981,155	392,330
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	2,673,257	173,762
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	4,850,924	359,591
Trust FRB Ser. 03-W3, Class 1A4, 3.739%, 8/25/42(WAC)	23,076	24,559
REMICs Trust FRB Ser. 04-W7, Class A2, 3.541%, 3/25/34(WAC)	4,188	4,610
Trust FRB Ser. 04-W2, Class 4A, 3.526%, 2/25/44(WAC)	7,299	7,648
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	37,024,889	1,804,963
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	12,215,778	1,009,268
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	4,967,324	312,900
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,398,818	113,052
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	5,297,976	433,438
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	6,455,259	358,411
REMICs FRB Ser. 03-W11, Class A1, 3.345%, 6/25/33(WAC)	282	286
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	13,291,121	1,895,726
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	3,922,432	356,992
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	7,337,465	614,513
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,970,900	380,226
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	2,064,223	100,856
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,033,652	93,812
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	4,084,827	181,063
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	4,669,160	275,536
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	2,204,545	52,514
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	2,956,059	78,837
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	2,009,900	62,896
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	4,585,577	132,248
REMICs Trust Ser. 98-W5, Class X, IO, 0.57%, 7/25/28(WAC)	1,301,970	37,497
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.40%, 8/27/36	25,120,382	22,508,762
REMICs FRB Ser. 01-50, Class B1, IO, 0.386%, 10/25/41(WAC)	2,643,431	11,895
REMICs Trust Ser. 98-W2, Class X, IO, 0.319%, 6/25/28(WAC)	4,449,332	144,603
REMICs Ser. 01-79, Class BI, IO, 0.269%, 3/25/45(WAC)	1,430,846	7,154
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	53,955	44,782
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	160,777	156,111
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	18,203	17,846
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	95,579	86,977
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,267	4,898
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,093	984
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,728	1,590
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,943	2,766
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	23,147	21,519
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.548%, 12/20/43	5,172,346	1,121,365
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.448%, 4/20/38	6,747,193	1,665,089
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.148%, 9/20/50	14,245,308	3,139,994
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 6/20/48	8,554,339	1,308,692
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.048%, 6/20/43	12,946,330	2,597,684
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	5,413,007	1,131,626
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 5/20/49	16,389,215	2,279,671
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.998%, 2/20/40	853,885	167,242
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.997%, 1/16/44	8,861,318	1,749,629
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.997%, 9/16/43	9,924,554	1,919,960
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 8/20/49	10,138,305	1,422,972
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.948%, 6/20/46	6,435,623	1,279,548
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 2/20/50	3,017,321	364,474
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 10/20/49	10,802,750	3,028,298
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 8/20/49	905,523	127,848
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/49	721,708	89,010
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.848%, 10/20/49	10,393,098	2,934,283
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	5,157,973	1,040,271
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.448%, 8/20/44	6,200,521	1,107,528
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	132,578	16,523
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	6,390,580	1,178,040
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	4,495,063	798,413
Ser. 14-76, IO, 5.00%, 5/20/44	3,930,952	654,982
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	4,924,962	701,130
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,171,958	385,523
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	10,997,590	2,023,776
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,874,355	337,486
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	9,234,476	1,740,145
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,516,470	1,003,336
Ser. 18-1, IO, 4.50%, 1/20/48	9,012,223	1,307,489
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,365,432	116,294
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	6,685,765	1,008,792
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	8,935,700	1,435,038
Ser. 12-129, IO, 4.50%, 11/16/42	4,169,902	761,341
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,890,275	314,232
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	6,143,256	541,448
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	8,957,334	1,434,965
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,496,998	401,351
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,447,731	222,661
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	6,357,218	1,102,646
Ser. 16-69, IO, 4.00%, 5/20/46	2,489,525	311,290
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	5,369,480	655,656
Ser. 15-94, IO, 4.00%, 7/20/45	14,116,431	2,470,376
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,271,906	948,943
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,151,753	161,936
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	7,462,111	510,615
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	6,768,900	1,152,067
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,168,651	285,701
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,598,940	819,239
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	9,772,533	1,630,840
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,592,098	357,109
Ser. 14-104, IO, 4.00%, 3/20/42	7,091,053	819,513
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	1,355,397	33,118
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	615,474	14,471
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	600,838	4,168
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	8,308,595	919,507
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	16,155,978	2,371,007
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	4,300,900	102,361
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,744,970	263,421
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	5,733,529	536,372
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	5,403,878	458,170
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,689,424	250,762
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,383,346	129,744
Ser. 12-136, IO, 3.50%, 11/20/42	8,546,114	1,203,224
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	11,637,932	753,673
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	2,187,667	132,015
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	4,571,118	297,123
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	3,205,928	31,984
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	5,911,903	220,569
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,961,209	88,254
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	2,823,693	85,573
Ser. 17-H03, Class KI, IO, 3.484%, 1/20/67(WAC)	25,093,211	2,980,697
Ser. 16-H06, Class AI, IO, 3.231%, 2/20/66	12,179,012	996,353
Ser. 16-H03, Class AI, IO, 3.189%, 1/20/66(WAC)	17,599,392	1,305,069
Ser. 15-H10, Class HI, IO, 3.102%, 4/20/65(WAC)	24,989,887	1,886,736
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	4,560,884	86,356
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	2,215,642	60,930
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	3,497,441	262,308
Ser. 16-H18, Class QI, IO, 2.937%, 6/20/66(WAC)	21,188,253	2,117,618
Ser. 16-H24, Class KI, IO, 2.881%, 11/20/66(WAC)	10,703,319	1,135,348
Ser. 16-H04, Class KI, IO, 2.808%, 2/20/66(WAC)	18,694,546	1,137,447
Ser. 16-H10, Class AI, IO, 2.776%, 4/20/66(WAC)	28,187,367	1,690,932
Ser. 16-H13, Class IK, IO, 2.637%, 6/20/66(WAC)	21,611,948	2,599,878
Ser. 15-H13, Class AI, IO, 2.633%, 6/20/65(WAC)	21,563,209	1,720,561
Ser. 15-H22, Class GI, IO, 2.599%, 9/20/65(WAC)	18,636,456	1,895,328
Ser. 17-H08, Class GI, IO, 2.583%, 2/20/67(WAC)	15,536,769	1,943,090
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	26,176,055	2,873,047
Ser. 16-H17, Class DI, IO, 2.467%, 7/20/66(WAC)	21,955,768	1,866,965
FRB Ser. 15-H16, Class XI, IO, 2.464%, 7/20/65(WAC)	11,631,473	1,074,748
Ser. 17-H14, Class LI, IO, 2.439%, 6/20/67(WAC)	10,239,167	1,062,321
Ser. 17-H08, Class EI, IO, 2.386%, 2/20/67(WAC)	18,305,728	1,850,499
Ser. 16-H04, Class HI, IO, 2.383%, 7/20/65(WAC)	16,076,433	1,001,562
Ser. 16-H23, Class NI, IO, 2.371%, 10/20/66(WAC)	35,618,526	3,262,657
Ser. 17-H04, Class BI, IO, 2.337%, 2/20/67(WAC)	16,327,101	1,697,785
Ser. 16-H27, Class GI, IO, 2.334%, 12/20/66(WAC)	25,376,554	2,919,116
Ser. 16-H07, Class PI, IO, 2.281%, 3/20/66(WAC)	32,187,426	3,281,642
Ser. 15-H04, Class AI, IO, 2.267%, 12/20/64(WAC)	20,926,680	1,411,061
Ser. 17-H14, Class JI, IO, 2.26%, 6/20/67(WAC)	8,103,082	1,000,432
Ser. 17-H08, Class NI, IO, 2.244%, 3/20/67(WAC)	15,349,788	1,381,481
Ser. 17-H20, Class AI, IO, 2.239%, 10/20/67(WAC)	31,817,627	3,589,426
Ser. 16-H24, Class JI, IO, 2.198%, 11/20/66(WAC)	5,573,769	556,827
Ser. 15-H20, Class CI, IO, 2.198%, 8/20/65(WAC)	27,406,085	2,545,998
Ser. 16-H06, Class DI, IO, 2.187%, 7/20/65	20,845,785	1,372,945
Ser. 17-H09, IO, 2.185%, 4/20/67(WAC)	14,827,180	1,185,300
Ser. 17-H10, Class MI, IO, 2.153%, 4/20/67(WAC)	17,557,743	1,350,190
Ser. 16-H24, IO, 2.146%, 9/20/66(WAC)	17,451,713	1,839,101
Ser. 17-H06, Class MI, IO, 2.128%, 2/20/67(WAC)	26,372,870	2,405,153
Ser. 16-H01, Class HI, IO, 2.107%, 10/20/65(WAC)	10,225,006	786,098
Ser. 18-H04, Class JI, IO, 2.09%, 3/20/68(WAC)	19,427,121	1,923,285
Ser. 16-H06, Class HI, IO, 2.078%, 2/20/66	17,141,113	1,260,472
Ser. 15-H24, Class HI, IO, 2.045%, 9/20/65(WAC)	19,297,298	991,572
Ser. 18-H05, Class ID, IO, 2.019%, 3/20/68(WAC)	8,875,069	925,442
Ser. 18-H01, Class XI, IO, 1.97%, 1/20/68(WAC)	17,444,029	2,175,924
Ser. 15-H25, Class BI, IO, 1.942%, 10/20/65(WAC)	13,831,996	1,188,168
Ser. 15-H22, Class AI, IO, 1.941%, 9/20/65(WAC)	30,488,569	2,628,115
Ser. 17-H16, Class HI, IO, 1.909%, 8/20/67(WAC)	12,146,942	951,930
Ser. 15-H23, Class TI, IO, 1.906%, 9/20/65(WAC)	18,844,977	1,641,398
Ser. 17-H23, Class BI, IO, 1.892%, 11/20/67(WAC)	12,114,239	1,079,379
Ser. 15-H23, Class DI, IO, 1.855%, 9/20/65(WAC)	5,673,304	451,005
Ser. 14-H25, Class BI, IO, 1.692%, 12/20/64(WAC)	17,646,552	1,172,966
Ser. 17-H25, Class CI, IO, 1.67%, 12/20/67(WAC)	21,929,714	2,613,121
Ser. 18-H02, Class IM, IO, 1.652%, 2/20/68(WAC)	13,150,164	1,563,556
Ser. 18-H02, IO, 1.651%, 1/20/68(WAC)	9,507,629	910,717
Ser. 14-H21, Class AI, IO, 1.637%, 10/20/64(WAC)	21,579,663	1,639,558
Ser. 17-H06, Class EI, IO, 1.589%, 2/20/67(WAC)	11,856,557	692,921
Ser. 14-H18, Class CI, IO, 1.582%, 9/20/64(WAC)	13,917,839	1,046,900
Ser. 16-H08, Class GI, IO, 1.43%, 4/20/66(WAC)	13,784,110	675,284
Ser. 17-H25, Class AI, IO, 1.358%, 12/20/67(WAC)	7,881,710	779,403
FRB Ser. 11-H07, Class FI, IO, 1.238%, 2/20/61(WAC)	38,276,315	983,701
Ser. 12-H11, Class FI, IO, 1.216%, 2/20/62(WAC)	27,051,879	818,887
Ser. 11-H16, Class FI, IO, 1.031%, 7/20/61(WAC)	22,104,420	734,552
Ser. 17-H25, IO, 0.573%, 11/20/67(WAC)	13,952,516	1,390,891
Ser. 10-151, Class KO, PO, zero %, 6/16/37	519,238	482,251
Ser. 06-36, Class OD, PO, zero %, 7/16/36	4,961	4,465
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	401,966	1,527

		289,909,803
Commercial mortgage-backed securities (18.8%)
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10, Class D, 3.00%, 7/15/49	3,225,000	2,602,400
Bank FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63(WAC)	1,640,000	1,660,869
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	1,685,000	1,333,399
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	1,810,000	1,420,052
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	1,321,000	1,036,985
Benchmark Mortgage Trust 144A Ser. 19-B11, Class D, 3.00%, 5/15/52	1,469,000	1,365,502
CD Commercial Mortgage Trust FRB Ser. 17-CD4, Class C, 4.349%, 5/10/50(WAC)	1,239,000	1,329,303
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.368%, 9/15/48(WAC)	888,000	852,730
Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	958,000	988,048
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 4.88%, 9/10/45(WAC)	1,273,000	1,227,877
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.96%, 3/10/47(WAC)	951,000	994,170
FRB Ser. 14-CR16, Class C, 4.928%, 4/10/47(WAC)	1,052,000	1,110,421
FRB Ser. 14-UBS3, Class C, 4.738%, 6/10/47(WAC)	956,000	994,321
FRB Ser. 14-UBS4, Class C, 4.644%, 8/10/47(WAC)	1,158,060	1,205,131
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51(WAC)	1,041,000	1,086,286
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	1,677,000	1,693,770
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.287%, 8/10/46(WAC)	2,373,000	2,031,186
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47(WAC)	3,623,000	3,334,281
FRB Ser. 14-UBS3, Class D, 4.768%, 6/10/47(WAC)	1,679,000	1,674,066
FRB Ser. 14-CR19, Class D, 4.711%, 8/10/47(WAC)	2,082,000	1,927,353
FRB Ser. 14-CR14, Class D, 4.62%, 2/10/47(WAC)	1,130,000	1,011,350
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	1,849,384
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	854,199
CSAIL Commercial Mortgage Trust Ser. 19-C15, Class B, 4.476%, 3/15/52	1,540,000	1,762,961
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.891%, 11/15/51(WAC)	1,300,000	1,214,393
Ser. 20-C19, Class D, 2.50%, 3/15/53	1,025,000	905,260
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.565%, 11/10/46(WAC)	979,000	981,415
FRB Ser. 11-LC2A, Class D, 5.487%, 7/10/44(WAC)	2,137,000	2,042,476
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	4,854,000	4,580,244
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.553%, 7/25/29	1,913,000	1,859,065
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.553%, 7/25/29	1,833,021	1,808,980
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	2,147,000	1,869,195
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	1,148,000	1,166,225
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	4,153,000	3,426,225
FRB Ser. 14-GC20, Class C, 4.962%, 4/10/47(WAC)	1,393,000	1,309,418
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	1,596,000	1,563,517
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.982%, 8/10/43(WAC)	1,486,000	223,022
FRB Ser. 12-GC6, Class C, 5.651%, 1/10/45(WAC)	1,082,000	984,620
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	5,349,000	2,032,620
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	1,465,000	1,262,952
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	1,399,000	1,380,800
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	4,088,000	2,558,362
FRB Ser. 14-C19, Class C19, 4.676%, 4/15/47(WAC)	1,767,000	1,501,950
FRB Ser. 13-C12, Class E, 4.099%, 7/15/45(WAC)	1,235,000	853,332
FRB Ser. 14-C23, Class D, 3.972%, 9/15/47(WAC)	1,478,000	1,279,761
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	1,858,000	1,795,249
FRB Ser. 17-C7, Class C, 4.179%, 10/15/50(WAC)	1,499,000	1,618,920
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,762,265	2,505,197
FRB Ser. 12-CBX, Class B, 4.922%, 6/15/45(WAC)	1,360,000	1,294,685
FRB Ser. 13-LC11, Class D, 4.167%, 4/15/46(WAC)	2,891,000	2,209,812
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	714,720
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.696%, 2/15/46(WAC)	3,045,000	1,694,910
FRB Ser. 11-C3, Class E, 5.696%, 2/15/46(WAC)	1,629,000	474,594
FRB Ser. 10-C2, Class D, 5.655%, 11/15/43(WAC)	1,646,000	1,050,135
FRB Ser. 11-C4, Class C, 5.426%, 7/15/46(WAC)	1,148,000	1,138,593
FRB Ser. 13-C16, Class D, 5.027%, 12/15/46(WAC)	2,285,000	2,191,548
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	2,104,853	1,262,933
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 16-C29, Class C, 4.746%, 5/15/49(WAC)	2,056,000	2,031,014
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.763%, 10/15/46(WAC)	1,004,000	673,051
FRB Ser. 13-C12, Class E, 4.763%, 10/15/46(WAC)	3,843,584	2,306,150
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	798,560
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50(WAC)	1,906,000	1,866,486
FRB Ser. 13-C9, Class D, 4.118%, 5/15/46(WAC)	1,234,000	1,110,600
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46(WAC)	2,316,000	735,288
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.419%, 3/15/45(WAC)	1,038,000	934,605
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45(WAC)	2,436,000	1,218,000
FRB Ser. 11-C3, Class E, 5.244%, 7/15/49(WAC)	8,047,130	6,037,157
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.898%, 3/25/50	2,630,000	2,556,268
FRB Ser. 19-01, Class M10, 3.398%, 10/15/49	6,245,000	5,818,037
FRB Ser. 19-01, Class M7, 1.848%, 10/15/49	1,308,777	1,249,882
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.569%, 5/10/45(WAC)	4,617,000	3,326,747
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	806,865
Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	1,265,000	980,923
Ser. 18-C10, Class D, 3.00%, 5/15/51	1,258,000	1,043,593
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class D, 4.47%, 12/10/45(WAC)	1,741,000	939,630
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	2,725,000	2,720,096
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.05%, 1/10/45(WAC)	1,745,000	1,788,575
FRB Ser. 11-C1, Class D, 6.05%, 1/10/45(WAC)	3,176,000	2,806,515
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.12%, 1/15/52(WAC)	744,000	825,785
FRB Ser. 18-C46, Class C, 4.978%, 8/15/51(WAC)	823,000	927,723
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53(WAC)	1,765,000	1,944,139
FRB Ser. 20-C56, Class C, 3.75%, 6/15/53(WAC)	1,185,000	1,282,727
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	1,659,568	1,003,331
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	5,183,466	4,243,149
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45(WAC)	2,012,000	1,352,348

		141,428,416
Residential mortgage-backed securities (non-agency) (21.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.338%, 5/25/47	6,765,652	3,432,648
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	783,725
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	8,137,147	8,273,606
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.951%, 10/25/35(WAC)	639,914	570,354
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.648%, 1/25/36	367,295	457,676
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.498%, 10/25/27 (Bermuda)	3,092,648	3,110,324
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.748%, 8/25/28 (Bermuda)	1,399,363	1,388,279
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.388%, 6/25/36	8,710,000	8,289,823
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.332%, 2/20/47	2,830,799	2,164,114
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.328%, 6/25/47	5,954,438	5,646,971
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 2.998%, 1/25/30	765,000	708,671
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.498%, 4/25/28	330,530	390,294
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.948%, 3/25/28	2,720,925	2,913,142
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.298%, 10/25/29	1,235,000	1,288,419
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.148%, 12/25/28	5,218,505	5,458,395
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 4.898%, 12/25/29	250,000	254,555
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	334,205	338,830
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 4.698%, 10/25/24	1,146,648	1,170,340
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 3.948%, 3/25/25	42,320	42,370
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.698%, 8/25/29	917,370	941,471
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.598%, 10/25/29	1,703,000	1,755,790
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.398%, 7/25/29	342,230	350,415
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 3.298%, 7/25/30	3,884,000	3,791,878
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 12/25/29	2,763,106	2,767,487
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 9/25/30	2,834,944	2,819,108
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.398%, 4/25/49	637,000	704,170
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.148%, 10/25/48	1,439,000	1,615,411
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.898%, 1/25/49	4,520,000	5,018,191
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.648%, 3/25/49	282,000	279,876
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 8/25/50	2,647,000	3,180,122
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.148%, 7/25/50	916,000	1,078,590
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.298%, 7/25/49	393,000	377,979
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (1 Month US LIBOR + 6.25%), 6.398%, 10/25/49	2,980,000	3,019,093
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (1 Month US LIBOR + 4.80%), 4.95%, 9/25/47	371,000	326,480
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	1,172,455
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	915,555
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	500,572
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.398%, 10/25/48	1,347,000	1,377,360
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.848%, 12/25/30	4,423,000	4,450,967
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	777,631	771,229
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	292,055	290,594
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	1,391,374	1,386,393
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.898%, 10/25/28	467,547	573,096
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.898%, 10/25/28	2,825,949	3,440,369
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.398%, 1/25/29	784,404	921,184
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	466,303	497,531
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.648%, 9/25/29	1,888,000	1,998,128
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.448%, 10/25/28	2,129,978	2,240,725
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.648%, 12/25/30	2,530,000	2,588,897
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 5/25/30	2,739,000	2,843,918
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.598%, 2/25/30	3,913,000	4,010,825
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	320,972	333,312
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.298%, 2/25/30	3,742,000	3,781,220
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.248%, 3/25/31	1,273,000	1,289,656
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/30	3,800,000	3,807,549
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (1 Month US LIBOR + 3.75%), 3.898%, 3/25/31	1,687,000	1,694,565
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (1 Month US LIBOR + 3.75%), 3.898%, 10/25/30	1,154,000	1,168,425
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.748%, 1/25/30	7,485,000	7,484,987
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	2,558,574	2,632,070
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.148%, 10/25/29	4,283,333	4,321,038
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.498%, 1/25/31	299,944	300,507
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.398%, 7/25/30	322,209	320,619
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.348%, 8/25/30	2,327,931	2,307,128
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (1 Month US LIBOR + 6.75%), 6.898%, 2/25/40	2,355,000	2,204,762
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.498%, 7/25/31	653,000	663,611
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.798%, 2/25/40	1,887,000	1,892,873
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.398%, 1/25/40	347,000	342,698
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.148%, 1/25/40	311,000	293,267
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.598%, 7/25/31	89,042	88,986
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.672%, 5/19/35	1,159,911	593,882
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 0.468%, 11/25/36	2,002,930	1,815,483
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	1,220,000	1,217,560
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.078%, 11/25/34	830,482	812,069
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.998%, 7/25/28 (Bermuda)	2,980,000	2,881,194
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.498%, 7/25/29 (Bermuda)	695,000	619,500
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.648%, 7/25/29 (Bermuda)	574,000	512,004
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.148%, 4/25/27 (Bermuda)	657,330	657,329
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1, Class A1, 3.819%, 5/27/60	1,016,437	1,018,099
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.148%, 2/25/30	430,000	355,073
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1, 3.764%, 6/25/49(WAC)	980,000	994,023
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.268%, 8/25/36	453,396	410,180
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	954,443
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 2.899%, 12/25/35(WAC)	3,975,724	3,896,258
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.068%, 7/25/45	804,890	775,984
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.378%, 4/25/37	1,252,755	1,215,796

		158,344,545

Total mortgage-backed securities (cost $619,768,684)		$589,682,764

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (56.0%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.1%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 2.25%, 7/20/26	$5,595	$5,695
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	31,816	37,099
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	217,338	250,423
5.00%, with due dates from 5/20/49 to 3/20/50	646,483	730,239
4.70%, with due dates from 5/20/67 to 8/20/67	581,005	669,856
4.66%, 9/20/65	123,645	136,504
4.611%, 6/20/67	566,328	645,631
4.511%, 3/20/67	582,290	668,175
4.50%, TBA, 1/1/51	2,000,000	2,146,250
4.50%, with due dates from 2/20/34 to 1/20/50	11,676,196	13,028,376
4.326%, 5/20/67	222,398	257,168
4.00%, with due dates from 9/20/44 to 1/20/50	3,550,736	3,893,261
3.50%, with due dates from 8/20/49 to 3/20/50	1,797,574	1,973,854
3.00%, TBA, 1/1/51	44,000,000	46,010,936
3.00%, with due dates from 3/20/43 to 10/20/44	1,660,832	1,802,579
2.00%, TBA, 1/1/51	11,000,000	11,501,875

		83,757,922
U.S. Government Agency Mortgage Obligations (44.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	133,397	152,638
6.00%, 9/1/21	141	143
4.50%, with due dates from 1/1/37 to 6/1/37	108,871	121,433
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	18,907	19,172
5.50%, 1/1/21	97	97
5.00%, with due dates from 1/1/49 to 8/1/49	355,361	397,968
5.00%, 3/1/21	41	41
4.50%, with due dates from 3/1/39 to 5/1/49	768,173	846,526
4.00%, with due dates from 2/1/45 to 6/1/46	777,619	848,382
3.50%, with due dates from 5/1/56 to 6/1/56	7,026,161	7,846,013
3.50%, with due dates from 10/1/44 to 1/1/47	12,138,697	13,406,160
2.50%, 3/1/43	20,899,411	22,199,167
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/51	11,400,000	12,805,406
5.50%, TBA, 1/1/51	52,000,000	58,118,122
4.50%, TBA, 1/1/51	95,000,000	102,956,250
2.00%, TBA, 1/1/51	77,000,000	80,007,813
1.50%, TBA, 1/1/51	37,000,000	37,387,344

		337,112,675

Total U.S. government and agency mortgage obligations (cost $414,946,055)		$420,870,597

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/21(i)	$49,438	$49,669
U.S. Treasury Notes
2.75%, 11/15/23(i)	213,000	229,610
1.75%, 3/31/22(i)	128,000	131,165

Total U.S. treasury obligations (cost $410,444)		$410,444

PURCHASED SWAP OPTIONS OUTSTANDING (5.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$11,524,569
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	1,251,762
(1.315)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.315	11,522,300	357,422
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	51,153,500	140,161
(1.1213)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.1213	25,576,700	4,092
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26 (United Kingdom)	Jan-21/0.418	308,767,600	497,116
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	1,680,932
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	759,467
(1.3175)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.3175	11,522,300	352,237
(1.232)/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232	5,121,000	250,673
1.232/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.232	5,121,000	28,575
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	28,222,500	1,129
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	28,222,500	28
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	104,933
(0.43)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.43	41,917,200	44,851
0.43/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.43	41,917,200	42,336
JPMorgan Chase Bank N.A.
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964	191,187,400	1,999,820
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	20,552,400	409,609
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	11,992,644
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	24,028,900	7,870,906
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	932,584
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	24,028,900	841,492
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	670,644
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	2,896
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	67,069,200	67
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,394,000	470,111

Total purchased swap options outstanding (cost $30,436,594)			$42,231,056

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-21/$105.34	$122,000,000	$122,000,000	$800,686
Government National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Jan-21/106.41	100,000,000	100,000,000	211,500
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/103.31	163,000,000	163,000,000	1,296,176
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Feb-21/103.34	84,000,000	84,000,000	646,044
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jan-21/104.50	88,000,000	88,000,000	833,888
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-21/104.53	351,000,000	351,000,000	951,210
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jan-21/105.56	342,000,000	342,000,000	655,614
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Jan-21/106.59	119,000,000	119,000,000	251,685

Total purchased options outstanding (cost $1,998,750)				$5,646,803

ASSET-BACKED SECURITIES (4.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.107%, 7/25/24	$3,503,000	$3,511,758
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.048%, 10/25/53	1,639,000	1,639,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.953%, 11/25/53	987,000	987,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	2,841,000	2,839,224
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.499%, 4/23/23	985,000	985,035
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.149%, 8/10/23	1,184,000	1,189,920
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	2,155,000	2,169,398
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	2,255,000	2,261,125
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), zero %, 7/15/21	2,117,000	2,117,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	2,079,000	2,075,087
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.893%, 9/7/21	2,063,000	2,063,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.643%, 10/10/21	2,339,000	2,339,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.513%, 12/10/21	2,322,000	2,322,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	2,082,000	2,082,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.978%, 3/26/21	4,222,000	4,222,000

Total asset-backed securities (cost $32,772,995)		$32,802,547

SHORT-TERM INVESTMENTS (17.1%)(a)
		Principal amount/ shares	Value
Interest in $82,600,000 joint tri-party repurchase agreement dated 12/31/2020 with HSBC Bank USA, National Association due 1/4/2021 - maturity value of $43,566,339 for an effective yield of 0.070% (collateralized by various mortgage backed securities with a coupon rate of 3.50% and due dates ranging from 12/20/2042 to 9/20/2043, valued at $84,252,656)		$43,566,000	$43,566,000
Putnam Government Money Market Fund Class P 0.01%(AFF)	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,820,000	1,820,000
U.S. Treasury Bills 0.081%, 2/23/21(SEGSF)(SEGCCS)		$16,000,000	15,998,611
U.S. Treasury Bills 0.088%, 2/9/21(SEGSF)(SEGCCS)		10,400,000	10,399,532
U.S. Treasury Bills 0.089%, 2/2/21(SEGSF)(SEGCCS)		15,000,000	14,999,070
U.S. Treasury Bills 0.083%, 1/19/21(SEGSF)		8,900,000	8,899,852
U.S. Treasury Bills 0.091%, 2/16/21(SEG)(SEGSF)(SEGCCS)		8,900,000	8,899,256
U.S. Treasury Bills 0.085%, 1/26/21(SEGSF)(SEGCCS)		1,600,000	1,599,954
U.S. Treasury Bills 0.088%, 4/8/21(SEGSF)		800,000	799,843
U.S. Treasury Bills 0.074%, 3/18/21(SEGSF)(SEGCCS)		6,200,000	6,199,120
U.S. Treasury Bills 0.079%, 3/25/21(SEG)(SEGSF)(SEGCCS)(SEGTBA)		14,400,000	14,397,599
U.S. Treasury Bills 0.096%, 4/15/21(SEGSF)		1,200,000	1,199,722

Total short-term investments (cost $128,786,425)			$128,788,559
TOTAL INVESTMENTS

Total investments (cost $1,229,119,947)			$1,220,432,770

FUTURES CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Long)	24	$5,125,500	$5,125,500	Mar-21	$(98,848)
U.S. Treasury Note 2 yr (Short)	5,910	1,305,971,481	1,305,971,481	Mar-21	(1,259,925)
U.S. Treasury Note 5 yr (Short)	227	28,639,242	28,639,242	Mar-21	(64,441)

Unrealized appreciation					—

Unrealized (depreciation)					(1,423,214)

Total					$(1,423,214)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/20 (premiums $44,019,766) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
1.5843/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5843	$9,719,200	$5,540
(0.00)/3 month USD-LIBOR-BBA/Jun-24	Jun-22/0.00	51,153,500	33,250
1.525/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.525	23,044,600	146,794
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074	4,092,300	213,413
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	711,065
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	14,223,721
Barclays Bank PLC
(0.418)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/0.418	308,767,600	284,066
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	28
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	3,584,700	82,197
1.5275/3 month USD-LIBOR-BBA/Jan-51	Jan-21/1.5275	23,044,600	143,337
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	3,584,700	238,884
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	823,645
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	974,246
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	28,222,500	2,428,264
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	17,735
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	232,120
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	5,533,743
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	3,765
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	137,714
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	143,000
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	41,104,900	156,610
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	165,654
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	171,854
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	401,089
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	411,285
(0.964)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.964	191,187,400	2,265,571
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	6,463,182
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	36
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	246,205
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	253,704
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	314,115
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	886,975
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	1,073,947
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	2,567,043
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	2,620,820
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	7,116,684
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	794,600	61,168
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	31,578,000	270,939
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	278,269
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	679,867
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	1,209,369

Total			$53,990,913

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $1,998,750) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-21/$105.34	$122,000,000	$122,000,000	$122
Government National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Jan-21/106.41	100,000,000	100,000,000	600
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/103.31	163,000,000	163,000,000	564,143
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Feb-21/103.34	84,000,000	84,000,000	295,092
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jan-21/104.50	88,000,000	88,000,000	8,888
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-21/104.53	351,000,000	351,000,000	18,954
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jan-21/105.56	342,000,000	342,000,000	14,364
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Jan-21/106.59	119,000,000	119,000,000	714

Total				$902,877

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$2,814,390
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	313,455
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	77,406
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(219,604)	(39,312)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	(92,701)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(568,024)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(891,207)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(2,309,880)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	604,474
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	14,487
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	5,115,300	(82,740)	4,501
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007	5,115,300	(82,740)	(6,343)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	(11,909)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	(50,041)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	(88,908)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(459,091)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	598,701
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(585,789)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	460,994
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	258,994
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	(269,724)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(403,291)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	4,883,182
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	652,828
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	423,253
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	352,580
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(272,583)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(391,505)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(478,654)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(3,033,352)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	174,318
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(125,475)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	545,450
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	72,500
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(22,847)
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(109,947)	(109,993)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(539,773)
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764	67,069,200	(13,090,678)	(1,118,714)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	445,617
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	83,627
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	68,219
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	49,590
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(45,890)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(48,330)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(75,565)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(75,828)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(98,898)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	(626,100)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	1,098,536
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	67,001
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	6,297,100	167,345	(44,646)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	(1,135,117)

Unrealized appreciation				14,064,103

Unrealized (depreciation)				(14,019,490)

Total				$44,613

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20 (proceeds receivable $108,048,516) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 1/1/51	$3,000,000	1/21/21	$3,179,531
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	77,000,000	1/14/21	80,007,813
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	25,000,000	1/14/21	25,261,720

Total			$108,449,064

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,938,800	$181,390	(E)	$(22)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$181,368
		10,194,500	460,424	(E)	(57)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(460,481)
		21,340,200	1,440,143		(4,319)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	1,475,372
		7,377,600	339,384	(E)	(1,261)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	338,124
		13,291,900	541,804	(E)	(74)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	541,730
		19,511,000	799,171	(E)	(109)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	799,062
		4,426,300	308,562	(E)	(99)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	308,463
		12,365,300	1,522,576		(175)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,538,820)
		23,311,500	2,894,566		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,916,154)
		9,825,500	2,329,066	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,329,066)
		12,694,400	652,771	(E)	(143)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	652,629
		1,061,700	223,641	(E)	(36)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(223,677)
		158,900	31,065	(E)	(5)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,071)
		33,028,200	966,240	(E)	(184)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(966,424)
		899,900	97,157	(E)	(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(97,170)
		8,769,700	966,973	(E)	(299)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(967,272)
		6,091,800	213,713	(E)	(208)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(213,920)
		145,648,900	1,294,527		(408,169)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	1,216,250
		151,474,800	1,605,178		(404,105)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	1,580,407
		667,800	74,650	(E)	(23)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(74,673)
		328,500	32,228	(E)	(11)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	32,217
		112,889,900	609,718		61,816	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(658,944)
		112,889,900	1,083,066		(209,684)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	1,075,363
		3,151,800	157,631	(E)	(107)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	157,523
		2,740,300	41,483	(E)	(39)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	41,444
		136,771,900	460,237		(516)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(732,135)
		295,806,700	891,266		(1,115)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,097,139)
		22,534,300	1,546,349	(E)	(768)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(1,547,117)
		1,903,200	131,715	(E)	(65)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	131,650
		3,106,600	466,058	(E)	(106)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	465,952
		2,220,500	420,958	(E)	(76)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	420,882
		7,587,200	57,329	(E)	(107)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(57,436)
		1,724,300	41,119	(E)	(21)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(41,140)
		861,700	45,234	(E)	(13)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(45,247)
		5,098,200	164,137	(E)	(72)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	164,064
		615,400	28,992	(E)	(12)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(29,004)
		43,489,400	151,039		(352)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(112,711)
		20,072,100	454,994		(266)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(405,865)
		14,381,900	53,443		(136)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,021
		24,205,800	47,855	(E)	(135)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	47,720
		30,944,400	152,618		(250)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(128,954)
		4,434,100	333,874	(E)	348,839	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	14,964
		39,558,600	110,210		(373)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	100,055
		72,213,500	32,568		(272)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	70,333
		41,816,700	15,179		(338)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(31,837)
		21,033,000	33,022		10,799	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(16,362)
		87,480,000	1,308,613		(59,575)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,155,410
		11,665,000	728,736		(31,433)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	674,855
		7,090,300	10,543		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	13,839
		5,814,000	25,814		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,348
		41,816,700	119,638		(338)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(132,787)
		2,009,400	51,250		(69)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,353
		28,134,400	38,178	(E)	(157)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	38,022
		1,494,200	55,330		(1,039)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(55,090)
		37,631,800	81,360		(237)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(83,553)
		40,857,400	432,353		(780)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(407,313)
		486,637,000	544,060	(E)	(460,161)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	83,899
		82,647,000	37,770	(E)	(132,659)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(94,889)
		58,238,000	289,967	(E)	436,192	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	146,225
		16,752,000	707,085	(E)	808,254	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	101,169
		42,755,600	15,991		(346)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	19,103
		3,338,900	3,442	(E)	(47)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	3,395
		12,513,000	15,604		(101)	12/31/25	3 month USD-LIBOR-BBA — Quarterly	0.4515% — Semiannually	15,414
		140,496,000	14,050		(530)	1/5/23	0.201% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,579)
		17,789,000	41,982		(236)	1/5/31	3 month USD-LIBOR-BBA — Quarterly	0.944% — Semiannually	41,631

	Total				$(55,943)				$(3,287,574)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$106,117	$103,290	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(1,244)
52,291	50,898	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(613)
Barclays Bank PLC
13,168,907	13,193,568	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	49,166
2,602,853	2,607,727	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	9,718
1,234,518	1,236,830	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	4,609
29,799,391	29,799,391	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	66,131
7,399,793	7,399,793	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	16,422
2,746,875	2,743,858	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,117
2,541,984	2,543,660	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(8,256)
41,472,348	41,498,679	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(138,412)
84,935	83,562	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(221)
181,361	176,433	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,280)
63,251	61,566	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(742)
63,185	61,502	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(741)
24,049	23,409	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(282)
6,916	6,732	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(81)
339,176	333,102	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	704
142,581	141,294	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	564
296,340	287,448	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,163)
17,405	16,883	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(303)
522,995	507,302	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	9,112
Citibank, N.A.
409,067	409,067	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	908
44,481	44,481	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	99
Credit Suisse International
336,128	336,128	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	746
8,624	8,484	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(22)
2,358	2,320	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6)
597,408	576,446	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,572)
555,959	539,112	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,765)
157,692	152,913	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,486)
108,730	105,775	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,367)
72,777	70,223	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,410)
315,808	307,396	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,703
339,484	333,405	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	704
Goldman Sachs International
1,716,492	1,716,492	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,809
145,360	145,452	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(485)
229,517	229,663	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(766)
387,602	387,848	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,294)
510,081	510,405	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,702)
612,102	612,491	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,043)
1,075,101	1,075,783	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,588)
2,861,805	2,863,622	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9,551)
3,920,510	3,922,999	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(13,084)
407,476	400,531	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,115
62,197	61,191	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	162
450,055	437,825	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,658)
450,055	437,825	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,658)
414,478	403,215	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,211)
331,235	322,234	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,165)
171,119	166,469	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,152)
44,447	42,888	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(861)
365,310	358,768	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	758
966,537	957,807	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,825
689,511	683,283	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	2,728
387,369	383,870	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,533
21,414	21,220	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	85
485,357	470,793	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(8,456)
465,254	451,294	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(8,106)
417,998	405,456	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,282)
358,911	348,142	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,253)
320,213	310,604	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,579)
236,951	229,841	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,128)
126,688	122,887	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,207)
JPMorgan Chase Bank N.A.
365,310	358,768	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	758
JPMorgan Securities LLC
20,732	20,397	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	54
358,182	347,328	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,647)
1,998,303	1,944,002	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	25,123

Upfront premium received		—	Unrealized appreciation			205,653

Upfront premium (paid)		—	Unrealized (depreciation)			(287,842)

	Total	$—			Total	$(82,189)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	A-/P	$(3,558)	$2,445,000	$204,891	1/17/47	200 bp — Monthly	$(207,498)
	CMBX NA BB.11 Index	BB-/P	42,375	75,000	17,595	11/18/54	500 bp — Monthly	24,853
	CMBX NA BB.9 Index	B+/P	1,102,022	1,964,000	663,832	9/17/58	500 bp — Monthly	440,100
	CMBX NA BBB-.13 Index	BBB-/P	32,798	374,000	23,113	12/16/72	300 bp — Monthly	9,903
	CMBX NA BBB-.13 Index	BBB-/P	439,694	4,672,000	288,730	12/16/72	300 bp — Monthly	153,690
	CMBX NA BBB-.6 Index	BB/P	9,913	124,000	33,108	5/11/63	300 bp — Monthly	(23,123)
	CMBX NA BBB-.6 Index	BB/P	61,388	933,000	249,111	5/11/63	300 bp — Monthly	(187,179)
	CMBX NA BBB-.6 Index	BB/P	71,943	1,091,000	291,297	5/11/63	300 bp — Monthly	(218,718)
	CMBX NA BBB-.6 Index	BB/P	113,078	1,661,000	443,487	5/11/63	300 bp — Monthly	(329,440)
	CMBX NA BBB-.6 Index	BB/P	3,224,001	50,629,000	13,517,943	5/11/63	300 bp — Monthly	(10,264,409)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	36,784	275,000	106,975	1/17/47	500 bp — Monthly	(69,923)
	CMBX NA BBB-.6 Index	BB/P	4,691,733	49,932,000	13,331,844	5/11/63	300 bp — Monthly	(8,610,984)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BB/P	935,424	8,774,000	2,342,658	5/11/63	300 bp — Monthly	(1,402,116)
	Goldman Sachs International
	CMBX NA A.7 Index	A-/P	(2,866)	1,966,000	164,751	1/17/47	200 bp — Monthly	(166,853)
	CMBX NA BBB-.13 Index	BBB-/P	49,985	292,000	18,046	12/16/72	300 bp — Monthly	32,109
	CMBX NA BBB-.13 Index	BBB-/P	49,429	292,000	18,046	12/16/72	300 bp — Monthly	31,554
	CMBX NA BBB-.6 Index	BB/P	6,561	89,000	23,763	5/11/63	300 bp — Monthly	(17,150)
	CMBX NA BBB-.6 Index	BB/P	6,521	89,000	23,763	5/11/63	300 bp — Monthly	(17,190)
	CMBX NA BBB-.6 Index	BB/P	8,337	104,000	27,768	5/11/63	300 bp — Monthly	(19,371)
	CMBX NA BBB-.6 Index	BB/P	11,179	133,000	35,511	5/11/63	300 bp — Monthly	(24,254)
	CMBX NA BBB-.6 Index	BB/P	10,536	139,000	37,113	5/11/63	300 bp — Monthly	(26,496)
	CMBX NA BBB-.6 Index	BB/P	11,526	225,000	60,075	5/11/63	300 bp — Monthly	(48,417)
	CMBX NA BBB-.6 Index	BB/P	22,036	249,000	66,483	5/11/63	300 bp — Monthly	(44,302)
	CMBX NA BBB-.6 Index	BB/P	29,303	265,000	70,755	5/11/63	300 bp — Monthly	(41,298)
	CMBX NA BBB-.6 Index	BB/P	20,349	268,000	71,556	5/11/63	300 bp — Monthly	(51,051)
	CMBX NA BBB-.6 Index	BB/P	71,938	619,000	165,273	5/11/63	300 bp — Monthly	(92,974)
	CMBX NA BBB-.6 Index	BB/P	89,294	671,000	179,157	5/11/63	300 bp — Monthly	(89,471)
	CMBX NA BBB-.6 Index	BB/P	65,841	744,000	198,648	5/11/63	300 bp — Monthly	(132,373)
	CMBX NA BBB-.6 Index	BB/P	42,125	813,000	217,071	5/11/63	300 bp — Monthly	(174,472)
	CMBX NA BBB-.6 Index	BB/P	42,268	833,000	222,411	5/11/63	300 bp — Monthly	(179,657)
	CMBX NA BBB-.6 Index	BB/P	416,605	3,605,000	962,535	5/11/63	300 bp — Monthly	(543,827)
	CMBX NA BBB-.6 Index	BB/P	805,784	7,549,000	2,015,583	5/11/63	300 bp — Monthly	(1,205,395)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	28,886	360,000	124,956	5/11/63	500 bp — Monthly	(95,720)
	CMBX NA BB.7 Index	B+/P	158,648	324,000	126,036	1/17/47	500 bp — Monthly	32,927
	CMBX NA BBB-.13 Index	BBB-/P	35,233	175,000	10,815	12/16/72	300 bp — Monthly	24,521
	CMBX NA BBB-.13 Index	BBB-/P	68,849	344,000	21,259	12/16/72	300 bp — Monthly	47,790
	CMBX NA BBB-.13 Index	BBB-/P	60,946	365,000	22,557	12/16/72	300 bp — Monthly	38,602
	CMBX NA BBB-.13 Index	BBB-/P	81,957	450,000	27,810	12/16/72	300 bp — Monthly	54,410
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	186,736	1,670,000	708,581	5/11/63	500 bp — Monthly	(520,221)
	CMBX NA BB.7 Index	B+/P	20,331	168,000	65,352	1/17/47	500 bp — Monthly	(44,858)
	CMBX NA BBB-.6 Index	BB/P	2,442	34,000	9,078	5/11/63	300 bp — Monthly	(6,616)
	CMBX NA BBB-.6 Index	BB/P	7,224	98,000	26,166	5/11/63	300 bp — Monthly	(18,884)
	CMBX NA BBB-.6 Index	BB/P	22,280	253,000	67,551	5/11/63	300 bp — Monthly	(45,124)
	CMBX NA BBB-.6 Index	BB/P	28,733	447,000	119,349	5/11/63	300 bp — Monthly	(90,355)
	CMBX NA BBB-.6 Index	BB/P	35,742	490,000	130,830	5/11/63	300 bp — Monthly	(94,802)
	CMBX NA BBB-.6 Index	BB/P	91,380	1,010,000	269,670	5/11/63	300 bp — Monthly	(177,701)
	CMBX NA BBB-.6 Index	BB/P	1,760,009	19,711,000	5,262,837	5/11/63	300 bp — Monthly	(3,491,330)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(249,326)	32,488,000	2,446,346	5/11/63	200 bp — Monthly	(2,683,039)
	CMBX NA A.7 Index	A-/P	(292)	602,000	50,448	1/17/47	200 bp — Monthly	(50,506)
	CMBX NA A.7 Index	A-/P	(4,035)	4,170,000	349,446	1/17/47	200 bp — Monthly	(351,860)
	CMBX NA BB.6 Index	B/P	8,315	46,000	19,518	5/11/63	500 bp — Monthly	(11,159)
	CMBX NA BB.6 Index	B/P	24,114	115,000	48,795	5/11/63	500 bp — Monthly	(24,569)
	CMBX NA BBB-.13 Index	BBB-/P	187	2,000	124	12/16/72	300 bp — Monthly	64
	CMBX NA BBB-.13 Index	BBB-/P	11,772	72,000	4,450	12/16/72	300 bp — Monthly	7,365
	CMBX NA BBB-.13 Index	BBB-/P	16,452	81,000	5,006	12/16/72	300 bp — Monthly	11,494
	CMBX NA BBB-.13 Index	BBB-/P	25,807	131,000	8,096	12/16/72	300 bp — Monthly	17,787
	CMBX NA BBB-.13 Index	BBB-/P	36,473	194,000	11,989	12/16/72	300 bp — Monthly	24,597
	CMBX NA BBB-.13 Index	BBB-/P	55,846	611,000	37,760	12/16/72	300 bp — Monthly	18,442
	CMBX NA BBB-.6 Index	BB/P	11,527	138,000	36,846	5/11/63	300 bp — Monthly	(25,238)
	CMBX NA BBB-.6 Index	BB/P	13,063	178,000	47,526	5/11/63	300 bp — Monthly	(34,360)
	CMBX NA BBB-.6 Index	BB/P	25,010	312,000	83,304	5/11/63	300 bp — Monthly	(58,112)
	CMBX NA BBB-.6 Index	BB/P	51,990	694,000	185,298	5/11/63	300 bp — Monthly	(132,904)
	CMBX NA BBB-.6 Index	BB/P	72,767	744,000	198,648	5/11/63	300 bp — Monthly	(125,447)
	CMBX NA BBB-.6 Index	BB/P	10,201,596	153,987,000	41,114,529	5/11/63	300 bp — Monthly	(30,823,107)
	CMBX NA BBB-.7 Index	BB+/P	55,762	913,000	181,504	1/17/47	300 bp — Monthly	(125,210)
	CMBX NA BBB-.7 Index	BB+/P	528,652	7,768,000	1,544,278	1/17/47	300 bp — Monthly	(1,011,095)

Upfront premium received			26,249,499		Unrealized appreciation			970,208

Upfront premium (paid)			(260,077)		Unrealized (depreciation)			(64,230,158)

	Total		$25,989,422				Total	$(63,259,950)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(96,225)	$1,283,000	$96,610	5/11/63	(200 bp) — Monthly	$(114)
	CMBX NA A.7 Index	(59,719)	8,055,000	675,009	1/17/47	(200 bp) — Monthly	612,157
	CMBX NA BB.10 Index	(17,533)	168,000	58,313	11/17/59	(500 bp) — Monthly	40,616
	CMBX NA BB.10 Index	(15,241)	139,000	48,247	11/17/59	(500 bp) — Monthly	32,871
	CMBX NA BB.11 Index	(63,096)	487,000	114,250	11/18/54	(500 bp) — Monthly	50,681
	CMBX NA BB.11 Index	(4,242)	45,000	10,557	11/18/54	(500 bp) — Monthly	6,271
	CMBX NA BB.12 Index	(77,648)	238,000	50,170	8/17/61	(500 bp) — Monthly	(27,708)
	CMBX NA BB.6 Index	(11,333)	79,000	33,520	5/11/63	(500 bp) — Monthly	22,110
	CMBX NA BB.7 Index	(105,844)	2,074,000	806,786	1/17/47	(500 bp) — Monthly	698,926
	CMBX NA BBB-.10 Index	(803,290)	4,672,000	577,459	11/17/59	(300 bp) — Monthly	(228,556)
	CMBX NA BBB-.10 Index	(326,142)	1,405,000	173,658	11/17/59	(300 bp) — Monthly	(153,304)
	CMBX NA BBB-.10 Index	(234,757)	984,000	121,622	11/17/59	(300 bp) — Monthly	(113,709)
	CMBX NA BBB-.10 Index	(143,198)	656,000	81,082	11/17/59	(300 bp) — Monthly	(62,499)
	CMBX NA BBB-.10 Index	(136,239)	626,000	77,374	11/17/59	(300 bp) — Monthly	(59,230)
	CMBX NA BBB-.10 Index	(115,406)	469,000	57,968	11/17/59	(300 bp) — Monthly	(57,711)
	CMBX NA BBB-.12 Index	(206,461)	915,000	72,285	8/17/61	(300 bp) — Monthly	(134,710)
	CMBX NA BBB-.12 Index	(85,635)	420,000	33,180	8/17/61	(300 bp) — Monthly	(52,700)
	CMBX NA BBB-.12 Index	(34,254)	168,000	13,272	8/17/61	(300 bp) — Monthly	(21,080)
	CMBX NA BBB-.10 Index	(297,626)	999,000	123,476	11/17/59	(300 bp) — Monthly	(174,732)
	CMBX NA BBB-.11 Index	(294,252)	918,000	69,952	11/18/54	(300 bp) — Monthly	(224,835)
	CMBX NA BBB-.11 Index	(175,079)	547,000	41,681	11/18/54	(300 bp) — Monthly	(133,717)
	CMBX NA BBB-.11 Index	(163,034)	497,000	37,871	11/18/54	(300 bp) — Monthly	(125,452)
	CMBX NA BBB-.11 Index	(81,359)	249,000	18,974	11/18/54	(300 bp) — Monthly	(62,531)
	CMBX NA BBB-.11 Index	(21,489)	146,000	11,125	11/18/54	(300 bp) — Monthly	(10,449)
	CMBX NA BBB-.11 Index	(6,770)	46,000	3,505	11/18/54	(300 bp) — Monthly	(3,292)
	CMBX NA BBB-.11 Index	(327)	1,000	76	11/18/54	(300 bp) — Monthly	(251)
	CMBX NA BBB-.12 Index	(855,311)	2,427,000	191,733	8/17/61	(300 bp) — Monthly	(664,994)
	CMBX NA BBB-.12 Index	(648,531)	1,845,000	145,755	8/17/61	(300 bp) — Monthly	(503,853)
	CMBX NA BBB-.12 Index	(540,439)	1,618,000	127,822	8/17/61	(300 bp) — Monthly	(413,561)
	CMBX NA BBB-.12 Index	(347,894)	1,103,000	87,137	8/17/61	(300 bp) — Monthly	(261,401)
	CMBX NA BBB-.12 Index	(250,071)	732,000	57,828	8/17/61	(300 bp) — Monthly	(192,670)
	CMBX NA BBB-.12 Index	(187,353)	539,000	42,581	8/17/61	(300 bp) — Monthly	(145,086)
	CMBX NA BBB-.12 Index	(46,112)	138,000	10,902	8/17/61	(300 bp) — Monthly	(35,291)
	CMBX NA BBB-.12 Index	(19,406)	102,000	8,058	8/17/61	(300 bp) — Monthly	(11,407)
	CMBX NA BBB-.12 Index	(13,889)	82,000	6,478	8/17/61	(300 bp) — Monthly	(7,458)
	CMBX NA BBB-.7 Index	(1,054)	209,000	41,549	1/17/47	(300 bp) — Monthly	40,373
	CMBX NA BBB-.7 Index	(28,656)	131,000	26,043	1/17/47	(300 bp) — Monthly	(2,690)
	CMBX NA BBB-.9 Index	(269,240)	1,138,000	135,308	9/17/58	(300 bp) — Monthly	(134,596)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	121,138	11/17/59	(500 bp) — Monthly	74,234
	CMBX NA BB.10 Index	(41,383)	348,000	120,791	11/17/59	(500 bp) — Monthly	79,069
	CMBX NA BB.10 Index	(22,747)	183,000	63,519	11/17/59	(500 bp) — Monthly	40,595
	CMBX NA BB.9 Index	(600,078)	5,986,000	2,023,268	9/17/58	(500 bp) — Monthly	1,417,370
	Goldman Sachs International
	CMBX NA BB.9 Index	(608,603)	3,823,000	1,292,174	9/17/58	(500 bp) — Monthly	679,854
	CMBX NA BB.9 Index	(442,738)	2,779,000	939,302	9/17/58	(500 bp) — Monthly	493,862
	CMBX NA BB.9 Index	(445,272)	2,779,000	939,302	9/17/58	(500 bp) — Monthly	491,328
	CMBX NA BB.9 Index	(312,340)	1,977,000	668,226	9/17/58	(500 bp) — Monthly	353,964
	CMBX NA BB.9 Index	(297,097)	1,860,000	628,680	9/17/58	(500 bp) — Monthly	329,775
	CMBX NA BBB-.10 Index	(60,367)	276,000	34,114	11/17/59	(300 bp) — Monthly	(26,415)
	CMBX NA BBB-.12 Index	(53,807)	276,000	21,804	8/17/61	(300 bp) — Monthly	(32,164)
	CMBX NA BBB-.12 Index	(135,087)	400,000	31,600	8/17/61	(300 bp) — Monthly	(103,721)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	216,000	91,649	5/11/63	(500 bp) — Monthly	(19,758)
	CMBX NA BB.12 Index	(159,822)	291,000	61,343	8/17/61	(500 bp) — Monthly	(98,762)
	CMBX NA BB.8 Index	(311,253)	628,000	249,567	10/17/57	(500 bp) — Monthly	(62,296)
	CMBX NA BBB-.10 Index	(49,641)	301,000	37,204	11/17/59	(300 bp) — Monthly	(12,613)
	CMBX NA BBB-.12 Index	(102,493)	442,000	34,918	8/17/61	(300 bp) — Monthly	(67,833)
	CMBX NA BBB-.12 Index	(79,518)	390,000	30,810	8/17/61	(300 bp) — Monthly	(48,935)
	CMBX NA BBB-.10 Index	(161,420)	573,000	70,823	11/17/59	(300 bp) — Monthly	(90,931)
	CMBX NA BBB-.10 Index	(97,421)	327,000	40,417	11/17/59	(300 bp) — Monthly	(57,195)
	CMBX NA BBB-.11 Index	(73,861)	235,000	17,907	11/18/54	(300 bp) — Monthly	(56,091)
	CMBX NA BBB-.11 Index	(1,008)	5,000	381	11/18/54	(300 bp) — Monthly	(630)
	CMBX NA BBB-.12 Index	(108,499)	327,000	25,833	8/17/61	(300 bp) — Monthly	(82,857)
	CMBX NA BBB-.12 Index	(15,715)	45,000	3,555	8/17/61	(300 bp) — Monthly	(12,187)
	CMBX NA BBB-.7 Index	(1,593,335)	6,787,000	1,349,256	1/17/47	(300 bp) — Monthly	(248,039)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,118)	336,000	116,626	11/17/59	(500 bp) — Monthly	97,181
	CMBX NA BB.9 Index	(398,375)	10,226,000	3,456,388	9/17/58	(500 bp) — Monthly	3,048,071
	CMBX NA BBB-.10 Index	(163,586)	755,000	93,318	11/17/59	(300 bp) — Monthly	(70,709)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(17,619)	168,000	58,313	11/17/59	(500 bp) — Monthly	40,530
	CMBX NA BB.12 Index	(82,800)	138,000	29,090	8/17/61	(500 bp) — Monthly	(53,844)
	CMBX NA BB.8 Index	(180,447)	365,000	145,051	10/17/57	(500 bp) — Monthly	(35,751)
	CMBX NA BB.9 Index	(432,245)	3,182,000	1,075,516	9/17/58	(500 bp) — Monthly	640,177
	CMBX NA BB.9 Index	(421,822)	3,169,000	1,071,122	9/17/58	(500 bp) — Monthly	646,219
	CMBX NA BB.9 Index	(408,392)	2,987,000	1,009,606	9/17/58	(500 bp) — Monthly	598,310
	CMBX NA BB.9 Index	(410,422)	2,729,000	922,402	9/17/58	(500 bp) — Monthly	509,326
	CMBX NA BB.9 Index	(357,594)	2,370,000	801,060	9/17/58	(500 bp) — Monthly	441,161
	CMBX NA BB.9 Index	(217,055)	1,434,000	484,692	9/17/58	(500 bp) — Monthly	266,243
	CMBX NA BB.9 Index	(163,368)	1,134,000	383,292	9/17/58	(500 bp) — Monthly	218,821
	CMBX NA BB.9 Index	(122,480)	787,000	266,006	9/17/58	(500 bp) — Monthly	142,761
	CMBX NA BBB-.10 Index	(168,160)	711,000	87,880	11/17/59	(300 bp) — Monthly	(80,695)
	CMBX NA BBB-.10 Index	(151,882)	623,000	77,003	11/17/59	(300 bp) — Monthly	(75,243)
	CMBX NA BBB-.10 Index	(103,001)	611,000	75,520	11/17/59	(300 bp) — Monthly	(27,838)
	CMBX NA BBB-.10 Index	(79,899)	348,000	43,013	11/17/59	(300 bp) — Monthly	(37,089)
	CMBX NA BBB-.10 Index	(70,508)	323,000	39,923	11/17/59	(300 bp) — Monthly	(30,773)
	CMBX NA BBB-.10 Index	(49,002)	226,000	27,934	11/17/59	(300 bp) — Monthly	(21,200)
	CMBX NA BBB-.10 Index	(43,032)	199,000	24,596	11/17/59	(300 bp) — Monthly	(18,552)
	CMBX NA BBB-.12 Index	(333,327)	1,467,000	115,893	8/17/61	(300 bp) — Monthly	(218,290)
	CMBX NA BBB-.12 Index	(128,775)	622,000	49,138	8/17/61	(300 bp) — Monthly	(80,000)
	CMBX NA BBB-.12 Index	(64,898)	311,000	24,569	8/17/61	(300 bp) — Monthly	(40,510)
	CMBX NA BBB-.12 Index	(64,898)	311,000	24,569	8/17/61	(300 bp) — Monthly	(40,510)
	CMBX NA BBB-.11 Index	(268,834)	1,708,000	130,150	11/18/54	(300 bp) — Monthly	(139,681)
	CMBX NA BBB-.11 Index	(168,677)	527,000	40,157	11/18/54	(300 bp) — Monthly	(128,827)
	CMBX NA BBB-.12 Index	(72,026)	233,000	18,407	8/17/61	(300 bp) — Monthly	(53,755)
	CMBX NA BBB-.12 Index	(20,516)	109,000	8,611	8/17/61	(300 bp) — Monthly	(11,969)
	CMBX NA BBB-.12 Index	(10,503)	51,000	4,029	8/17/61	(300 bp) — Monthly	(6,504)
	CMBX NA BBB-.7 Index	(89,908)	1,416,000	281,501	1/17/47	(300 bp) — Monthly	190,776

	Upfront premium received	—			Unrealized appreciation		12,303,632

	Upfront premium (paid)	(17,998,591)			Unrealized (depreciation)		(6,211,754)

	Total	$(17,998,591)				Total	$6,091,878
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $751,352,284.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$—	$10,000

	Total Short-term investments	$10,000	$—	$—	$—	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,456,604.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $76,345,392.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,999.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,705,564.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $632,337,732 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $44,437,666 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $74,123,119 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $76,345,392 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$32,802,547	$—
Mortgage-backed securities	—	589,682,764	—
Purchased options outstanding	—	5,646,803	—
Purchased swap options outstanding	—	42,231,056	—
U.S. government and agency mortgage obligations	—	420,870,597	—
U.S. treasury obligations	—	410,444	—
Short-term investments	1,820,000	126,968,559	—

Totals by level	$1,820,000	$1,218,612,770	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,423,214)	$—	$—
Written options outstanding	—	(902,877)	—
Written swap options outstanding	—	(53,990,913)	—
Forward premium swap option contracts	—	44,613	—
TBA sale commitments	—	(108,449,064)	—
Interest rate swap contracts	—	(3,231,631)	—
Total return swap contracts	—	(82,189)	—
Credit default contracts	—	(65,158,903)	—

Totals by level	$(1,423,214)	$(231,770,964)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$1,395,500,000
Purchased swap option contracts (contract amount)	$2,109,800,000
Written TBA commitment option contracts (contract amount)	$1,395,500,000
Written swap option contracts (contract amount)	$1,662,600,000
Futures contracts (number of contracts)	6,000
Centrally cleared interest rate swap contracts (notional)	$2,457,500,000
OTC total return swap contracts (notional)	$133,500,000
OTC credit default contracts (notional)	$481,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com